Expense Example - AZL Small Cap Stock Index Fund	Apr. 30, 2021 USD ($)
AZL Small Cap Stock Index Fund Class 2
Expense Example:
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
AZL Small Cap Stock Index Fund Class 1
Expense Example:
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	$ 431